Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Net Income	$ 2,028,000	$ 4,642,000	$ 2,924,000	$ 3,179,000	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 12,773,891	$ 7,050,604	$ 7,794,487
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Net Cash (Used) Provided By Operating Activities									14,158,306	9,358,802	11,860,873
Investing Activities:
Capital Pushdown to Security Federal Bank											(10,000,000)
Net Cash Used in Investing Activities									(130,964,686)	(196,237,382)	(47,497,786)
Financing Activities:
Redemption of Senior Convertible Debentures									0	132,000	0
Proceeds from Subordinated Debentures									0	0	30,000,000
Dividends Paid to Shareholders-Common Stock									(1,431,269)	(1,301,254)	(1,123,219)
Net Cash Provided (Used) By Financing Activities									126,403,822	192,367,678	35,467,314
Net Increase (Decrease) in Cash and Cash Equivalents									9,597,442	5,489,098	(169,599)
Cash and Cash Equivalents at Beginning of Year				18,025,409				12,536,311	18,025,409	12,536,311	12,705,910
Cash and Cash Equivalents, at Carrying Value, Ending Balance	27,622,851				18,025,409				27,622,851	18,025,409	12,536,311
Parent Company [Member]
Operating Activities:
Net Income									12,773,891	7,050,604	7,794,487
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(14,109,630)	(8,393,140)	(2,092,130)
(Increase) Decrease In Accounts Receivable And Other Assets									59,564	45,320	(372,398)
(Decrease) Increase in Accounts Payable									(29)	(83,370)	169,218
Net Cash (Used) Provided By Operating Activities									(1,276,204)	(1,380,586)	5,499,177
Investing Activities:
Net Cash Used in Investing Activities									0	0	(10,000,000)
Financing Activities:
Redemption of Senior Convertible Debentures									0	(132,000)
Employee Stock Plan Purchases										12,968	52,868
Proceeds from Subordinated Debentures									0	0	30,000,000
Repayment of Note Payable									0	0	(2,362,500)
Dividends Paid to Shareholders-Common Stock									(1,431,269)	(1,301,254)	(1,123,219)
Net Cash Provided (Used) By Financing Activities									(1,431,269)	(1,420,286)	26,567,149
Net Increase (Decrease) in Cash and Cash Equivalents									(2,707,473)	(2,800,872)	22,066,326
Cash and Cash Equivalents at Beginning of Year				$ 22,884,872				$ 25,685,744	22,884,872	25,685,744	3,619,418
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 20,177,399				$ 22,884,872				$ 20,177,399	$ 22,884,872	$ 25,685,744